Debt - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Principal
Principal- 2025	$ 65,000
Principal- 2026	30,000
Total	95,000	$ 80,046
Less: unamortized debt issuance costs and original issue discount	(579)
Long-term Debt	$ 94,421	$ 80,046